Supplement to the Statutory Prospectus and Initial Summary Prospectus
dated May 1, 2025, as amended November 21, 2025, for the
Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Pacific Advisory Variable Annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectuses or by calling us at (800) 748-6907 to request a free copy. All Rate Sheet Prospectus Supplements are filed and available on the EDGAR system at www.sec.gov by typing “Pacific Advisory Variable Annuity” or by searching the Contract file number “333-240071”- under SEARCH FILINGS - more search options.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Portfolio Income Protector (Single) or (Joint) optional riders in effect on or after the date below. For complete information about Portfolio Income Protector (Single) or (Joint), see the Prospectus.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement)* signed on or after May 1, 2025.

* If your Contract and Rider purchase is through a replacement that involves Regulation 60, the application sign date is not used to determine percentage rates. In this situation, all references to “application” in this supplement refer to the Regulation 60 Authorization to Release Information form.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com/prospectuses or call us at (800) 748-6907 to confirm the most current percentages.

The following applies to Contracts issued on and after December 15, 2025:

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.35%[1]	0.45%[1]
	2. Investment Options (Fund fees and expenses)	0.03%[2]	1.93%[2]

3. Optional Benefits (for a single optional benefit, if elected)	0.15%[3]	1.35% [3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $457.97	Highest Annual Cost: $3,316.04

Assumes:

●         Investment of $100,000

●         5% annual appreciation

●         Least expensive combination of base Contract and Fund fees and expenses

●         No optional benefits

●         No sales charges or advisory fees

●         No additional purchase payments, transfers, or withdrawals

Assumes:

●         Investment of $100,000

●         5% annual appreciation

●         Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●         No sales charges or advisory fees

●         No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

[3]	As a percentage of Fund net assets.

4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Portfolio Income Protector (Single)	1.25%	5.0%
Portfolio Income Protector (Joint)	1.35%	5.0%

The current Withdrawal Percentages are the following:

Age*	Portfolio Income Protector (Single)	Portfolio Income Protector (Joint)
Before 59½	0%	0%
59½	4.70%	4.25%
60	4.70%	4.25%
61	4.70%	4.25%
62	4.70%	4.25%
63	4.70%	4.25%
64	4.70%	4.25%
65	5.05%	4.55%
66	5.05%	4.55%
67	5.05%	4.55%
68	5.05%	4.55%
69	5.05%	4.55%
70	5.45%	4.95%
71	5.45%	4.95%
72	5.45%	4.95%

73	5.45%	4.95%
74	5.45%	4.95%
75	5.95%	5.40%
76	5.95%	5.40%
77	5.95%	5.40%
78	5.95%	5.40%
79	5.95%	5.40%
80	6.55%	5.95%
81	6.55%	5.95%
82	6.55%	5.95%
83	6.55%	5.95%
84	6.55%	5.95%
85	7.30%	6.60%
86	7.30%	6.60%
87	7.30%	6.60%
88	7.30%	6.60%
89	7.30%	6.60%
90	8.25%	7.50%
91	8.25%	7.50%
92	8.25%	7.50%
93	8.25%	7.50%
94	8.25%	7.50%
95 and older	9.50%	8.65%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic Reset occurs.

In order for you to receive the percentages reflected above, your application (or Regulation 60 paperwork if a replacement) must be signed on or after the date referenced above, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 90 calendar days after the application (or Regulation 60 paperwork if a replacement) sign date. Once the rider is issued, your percentages will not change as long as you own the rider (even if an Automatic Reset occurs as described in the Reset of Protected Payment Base subsection within each rider).

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

●	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.
●	If any Withdrawal Percentage increased, you will receive the higher percentages in effect on the issue date.
●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, or you elect to purchase a rider within 60 calendar days after the Contract issue date, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a rider, review the Supplement provided to you at Contract issue, review the rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 748-6907 prior to submitting your paperwork if you have any questions.

Form No. PAVANYRS1125

Supplement to the Initial Summary Prospectus dated May 1, 2025, as amended November 21, 2025 for the Pacific Advisory Variable Annuity individual flexible premium deferred variable annuity contracts issued by Pacific Life & Annuity Company

The purpose of this supplement is to revise information in the Initial Summary Prospectus (the “Prospectus”) for the Pacific Advisory Variable Annuity contracts issued by Pacific Life & Annuity Company to reflect certain decreases in the annual Base Contract Expenses charge and increase in maximum issue and annuitization age effective December 15, 2025.

This supplement must be preceded or accompanied by the Prospectus for your Contract. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 748-6907, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The annual Base Contract Expenses charge reflected below will apply to Contracts issued on or after December 15, 2025.

For Contracts issued on and after December 15, 2025, the following ONGOING FEES AND EXPENSES section under IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT in the Prospectus will apply:

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.35%[1,2]	0.45% [1]
	2. Portfolio Company fees and expenses	0.03% [3]	1.93% [3]
	3. Optional Benefits (for a single optional benefit, if elected)	See Rate Sheet Supplement [4]	See Rate Sheet Supplement% [4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: See Rate Sheet Supplement	Highest Annual Cost: See Rate Sheet Supplement
Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of base Contract and Fund fees and expenses ● No optional benefits ● No sales charges or advisory fees

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits,     and Fund fees and expenses

●          No sales charges or advisory fees

●          No additional purchase payments, transfers, or withdrawals

● No additional purchase payments, transfers, or withdrawals

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee.

[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.15%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

[3]	As a percentage of Fund net assets.

[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The Maximum Total Purchase Payments row from the table in the Prospectus, under the heading BUYING THE CONTRACT, will be deleted and replaced with the following:

	Non-Qualified Contracts	Qualified Contracts
Minimum Initial Purchase Payment	$25,000†	$25,000*†
Minimum Additional Purchase Payment	$250*	$50*
Maximum Total Purchase Payments	Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 up to an issue age of 85 ($1,000,000 for applicants between the ages of 86 and 95) without our consent. We reserve the right to change this administrative practice in the future. The aggregate amount is based on all contracts where you are either the owner and/or annuitant.

* Currently, we are not enforcing these minimum amounts, but we may in the future.

†We reserve the right, in accordance with state laws, to enforce a minimum initial Purchase Payment for applicants between the ages of 91 and 95.

Base Contract Expenses under the ADDITIONAL INFORMATION ABOUT FEES section will be amended to the following:

Base Contract Expenses (as a percentage of average daily Variable Account Value)[1]	0.45%

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge, the Administrative Fee, and the Investment Platform Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

PAVANYISPSUPP1125